Investments in affiliates and joint ventures - Amounts Payable and Receivables from Joint Ventures and Affiliates (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Accounts receivable	$ 83,811	$ 68,787
Other assets	5,808	6,543
Total
Schedule of Equity Method Investments [Line Items]
Accounts receivable	65,294	31,050
Other assets	2,444	2,162
Accounts payable and accrued liabilities	$ 13,773	$ 286